Share capital, share premium and other capital reserves - Major shareholders (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share capital, share premium and other capital reserves
Shareholding percentage	100.00%	100.00%
Gilde Healthcare
Share capital, share premium and other capital reserves
Shareholding percentage	21.00%	26.00%
Versant Ventures
Share capital, share premium and other capital reserves
Shareholding percentage	17.80%	26.00%
Novo Holdings A/S
Share capital, share premium and other capital reserves
Shareholding percentage	12.90%	9.40%
Redmile Biopharma Investments
Share capital, share premium and other capital reserves
Shareholding percentage	10.80%	5.70%
Sanofi Foreign Participations B.V.
Share capital, share premium and other capital reserves
Shareholding percentage	7.40%	5.70%
Ysios Capital Partners, SGECR,S.A.U.
Share capital, share premium and other capital reserves
Shareholding percentage	6.20%	7.20%
Other shareholders
Share capital, share premium and other capital reserves
Shareholding percentage	23.90%	20.00%